Fair Value (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unpaid principal balance of impairment loan at collateral	$ 3,036	$ 3,087
Valuation allowance	22	24
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	0	0
Liabilities measured at fair value on a recurring basis	0	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	0	0
Liabilities measured at fair value on a recurring basis	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	0	0
Liabilities measured at fair value on a recurring basis	$ 0	$ 0